Average Annual Total Returns - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2023
Fidelity Advisor Gold Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.43%)
Past 5 years	3.01%
Past 10 years	(3.80%)
Fidelity Advisor Gold Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.70%)
Past 5 years	1.46%
Past 10 years	(4.69%)
Fidelity Advisor Gold Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.74%)
Past 5 years	1.09%
Past 10 years	(4.98%)
Fidelity Advisor Gold Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.01%)
Past 5 years	1.10%
Past 10 years	(3.43%)
Fidelity Advisor Gold Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.17%)
Past 5 years	1.97%
Past 10 years	(4.66%)
Fidelity Advisor Gold Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.96%)
Past 5 years	1.65%
Past 10 years	(4.73%)
Fidelity Advisor Gold Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.33%)
Since Inception	9.26%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZGF
Average Annual Return:
Past 1 year	(12.64%)
Past 5 years	6.19%
Past 10 years	(2.18%)

[1]	A From October 2, 2018